FUND SUMMARY SPDR® Barclays Capital Emerging Markets Local Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Emerging Markets Local Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Emerging Markets Local Bond ETF
MANAGEMENT FEES		0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES		none
OTHER EXPENSES	[1]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.50%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR Barclays Capital Emerging Markets Local Bond ETF	51	160

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital EM Local Currency Government Diversified Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. State Street Global Advisors Limited (“SSgA LTD” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in fixed-income securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund). The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes.

The Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes government bonds issued by investment-grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor's, Inc. and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Barclays Capital EM Local Currency Government Index, screened such that the following countries are included: Brazil, Chile, Colombia, Czech Republic, Egypt, Hungary, Indonesia, Israel, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, South Korea, Thailand and Turkey. As of December 31, 2010, there were approximately 365 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.39 years.

The Index is calculated by Barclays Capital, Inc. (“Barclays Capital” or “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to Internal Revenue Code requirements.

The Index is sponsored by Barclays Capital which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, foreign currency-related transactions, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

FIXED INCOME INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of fixed income securities, including the following: the risk of loss in portfolio value due to market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or inability of the Fund to sell securities at an advantageous price; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a decline to the Fund’s income.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S & P 500 Index). The Fund may invest in forward foreign currency contracts, futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 24, 2011
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064642
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 25, 2011
Prospectus Date	rr_ProspectusDate	Feb 23, 2011
SPDR Barclays Capital Emerging Markets Local Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SPDR® Barclays Capital Emerging Markets Local Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Emerging Markets Local Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	none [1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.50%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	51
YEAR 3	rr_ExpenseExampleYear03	160
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital EM Local Currency Government Diversified Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. State Street Global Advisors Limited (“SSgA LTD” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in fixed-income securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund). The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes.

The Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes government bonds issued by investment-grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor's, Inc. and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Barclays Capital EM Local Currency Government Index, screened such that the following countries are included: Brazil, Chile, Colombia, Czech Republic, Egypt, Hungary, Indonesia, Israel, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, South Korea, Thailand and Turkey. As of December 31, 2010, there were approximately 365 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.39 years.

The Index is calculated by Barclays Capital, Inc. (“Barclays Capital” or “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to Internal Revenue Code requirements.

The Index is sponsored by Barclays Capital which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in fixed-income securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund). The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, foreign currency-related transactions, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

FIXED INCOME INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of fixed income securities, including the following: the risk of loss in portfolio value due to market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or inability of the Fund to sell securities at an advantageous price; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a decline to the Fund’s income.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S & P 500 Index). The Fund may invest in forward foreign currency contracts, futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.